Interest income	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Interest income	Interest income
Interest and similar income in the consolidated income statement comprises the interest accruing in the year on all financial assets with an implicit or explicit return, calculated by applying the effective interest method, irrespective of measurement at fair value; and the rectifications of income as a result of hedge accounting. Interest is recognised gross, without deducting any tax withheld at source.
The detail of the main interest and similar income items earned in 2025, 2024 and 2023 is as follows:

EUR million
	2025	2024	2023
Loans and advances, customers	70,830	74,900	67,879
Debt instruments	15,890	15,431	13,955
Loans and advances, central banks and credit institutions	7,599	8,195	7,229
Other interestA	7,391	10,486	12,679
	101,710	109,012	101,742
A.Mainly include the rectification of income originating from accounting hedges as well as interest on balances in central banks and on demand credit institutions.
Most of the interest and similar income was generated by the Group’s financial assets that are measured either at amortised cost or at fair value through other comprehensive income.